Employee Benefits and Private Pension Plan - Changes in provision for post-employment benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefits and private pension plan
Provision for post-employment benefits, opening	R$ 215,556	R$ 215,719	R$ 284,724
Expense for the year of continuing operations	17,521	20,944	15,585
Expense (revenue) for the year of discontinued operations	0	494	2,951
Actuarial (gains) losses from changes in actuarial assumptions	52,099	(2,589)	(58,954)
Benefits paid directly by Company and its subsidiaries	(20,353)	(19,012)	18,400
Exchange rates from post-employment benefits of foreign subsidiaries	0	0	217
Reclassification to liabilities held for sale	0	0	(10,404)
Provision for post-employment benefits, ending	R$ 264,823	R$ 215,556	R$ 215,719